Cover	Oct. 16, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2023
Entity File Number	001-41078
Entity Registrant Name	Arisz Acquisition Corp.
Entity Central Index Key	0001882078
Entity Tax Identification Number	87-1807866
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o MSQ Ventures
Entity Address, Address Line Two	12 East 49th Street
Entity Address, Address Line Three	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(919)
Local Phone Number	699-9827
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	ARIZ
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ARIZW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	ARIZR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	ARIZU
Security Exchange Name	NASDAQ